Asset retirement and environmental obligations - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation
Current liabilities	$ 33,095	$ 19,001
Non-current liabilities	242,951	274,826
Asset retirement obligation and environmental obligations
Reconciliation
Balance at the beginning of the year	293,827	270,283
Additions		777
Payments	(11,132)	(14,550)
Foreign exchange effect	(37,144)	(4,301)
Interest accrual	14,015	13,425
Remeasurement discount rate	14,973	(3,635)
Changes in amount and time of cash flows	1,507	31,828
Balance at the end of the year	276,046	293,827
Current liabilities	33,095	19,001
Non-current liabilities	242,951	274,826
Asset retirement obligations
Reconciliation
Balance at the beginning of the year	222,377
Payments	(3,350)
Foreign exchange effect	(21,613)
Interest accrual	10,889
Remeasurement discount rate	17,379
Changes in amount and time of cash flows	1,507
Balance at the end of the year	227,189	222,377
Current liabilities	24,510
Non-current liabilities	202,679
Environmental obligation
Reconciliation
Balance at the beginning of the year	71,450
Payments	(7,076)
Foreign exchange effect	(15,531)
Interest accrual	3,126
Remeasurement discount rate	(3,112)
Balance at the end of the year	48,857	$ 71,450
Current liabilities	8,585
Non-current liabilities	$ 40,272